INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Loss before income taxes	$ (359.3)	$ (736.2)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2022; and 26.5% in 2021)	(95.2)	(195.1)
Decrease (increase) resulting from:
Permanent differences	(87.0)	73.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	3.7	(0.5)
De-recognition of deferred income tax assets	1.2	4.9
Other	1.2	7.9
Income tax recovery	$ (176.1)	$ (109.2)
Applicable tax rate	26.50%	26.50%